Equity Incentive Plan	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Equity Incentive Plan
In June 2015, the shareholders approved the adoption of our 2015 Performance Incentive Plan (“2015 Plan”), initially authorizing the award of up to approximately 8.8 million common shares pursuant to the 2015 Plan, and our Employee Stock Purchase Plan (“ESPP”), authorizing the purchase of up to 2.0 million common shares by employees under the plan. As of December 31, 2015, there were no active ESPP participants. The 2015 Plan authorizes the board of directors to grant stock and options awards to directors, employees and consultants. The exercise price of each award is based on the market price of the Company’s stock at the date of grant. Option awards can be granted for a maximum term of up to 10 years and vest as determined by the Company’s Board of Directors. As of December 31, 2015, the Company had reserved 8.6 million shares of common stock for issuance.
Stock Options
The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model, which uses the weighted-average assumptions noted in the following table:

	Year Ended December 31,
	2015	2014
Expected volatility	93.0%	97.0%
Risk-free interest rate	1.5%	1.7%
Dividend yield	—	—
Expected term (in years)	4.7	3

The expected volatility was based on the Company’s historical stock price. The Company applies a forfeiture rate based on historical pre-vesting option cancellations. The risk-free interest rate is determined based upon a constant maturity U.S. Treasury security with a contractual life approximating the expected term of the option. The expected term of options granted is estimated based on a number of factors, including but not limited to the vesting term of the award, historical employee exercise behavior, the expected volatility of the Company’s stock and an employee’s average length of service.
Options typically vest over three years from the original grant date. Option activity is summarized below (shares and aggregate intrinsic value in thousands):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2014	2,810	$1.11
Granted	735	$7.08
Options assumed from acquisition	168	$17.19
Exercised	(246)	$0.58
Forfeited	(74)	$4.51
Options outstanding at December 31, 2014	3,393	$3.08
Granted	770	$2.71
Exercised	(293)	$0.77
Forfeited	(156)	$13.26
Options outstanding at December 31, 2015	3,714	$2.43	6.83	$1,660
Vested and expected to vest at December 31, 2015	3,649	$2.41	6.95	$1,654
Exercisable at December 31, 2015	2,802	$2.27	6.91	$1,437

The following table summarizes information about the Company’s stock options (in thousands, except per share amounts):

	Year Ended December 31,
	2015	2014
Weighted-average grant date fair value per share of options granted with exercise prices:
Equal to fair value	$2.71	$7.08
Intrinsic value of stock options exercised	$1,053	$1,641
Cash received upon exercise of stock options	$225	$148

Restricted Stock Units
The 2015 Plan authorizes the grant of restricted stock to employees, directors, and consultants. In December 2014, in connection with the acquisition of Overland, the Company assumed 673,776 RSUs, of which 359,482 units became vested at the close of the acquisition and were included in the purchase price. These 359,482 units were released in 2015. The fair value of each assumed restricted stock unit was the market price of the Company’s stock on the date of the Overland acquisition, or $7.71.
The following table summarizes information about RSU activity (in thousands, except per share amounts):

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2014	—	$—
Awards assumed from acquisition	674	7.71
Forfeited	(1)	7.71
Outstanding — December 31, 2014	673	7.71
Granted	6,391	3.56
Vested and released	(1,308)	5.27
Forfeited	(138)	4.71
Outstanding — December 31, 2015	5,618	$3.66

The estimated fair value of RSUs was based on the market value of the Company’s common shares on the date of grant. RSUs typically vest over a three year period from the original date of grant. The total intrinsic value of RSUs vested during the years ended December 31, 2015 and 2014 was approximately $14,000 and zero, respectively.
For the years ended December 31, 2015 and 2014, the Company recognized $5.7 million and $0.2 million, respectively, for share-based compensation expense related to restricted stock awards.
Share-Based Compensation Expense
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Year Ended December 31,
	2015	2014
Cost of product sales	$183	$—
Sales and marketing	3,090	1,072
Research and development	1,050	22
General and administrative	2,831	2,159
Total share-based compensation expense	$7,154	$3,253

There was $9,000 and $347,000 of share-based compensation capitalized as development costs for the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015, there was a total of $18.1 million of unrecognized compensation expense related to unvested equity-based compensation awards. The expense associated with non-vested restricted stock units and options awards granted prior to December 31, 2015 is expected to be recognized over a weighted-average period of 1.5 years.